Accounts receivable (Tables)	6 Months Ended
Jun. 30, 2026
Trade and other receivables [abstract]
Summary of accounts receivable	Accounts receivable break down as follows:

(€ million)	June 30, 2026	December 31, 2025
Gross value	8,818	8,510
Allowances	(104)	(100)
Carrying amount	8,714	8,410

Summary of gross value of overdue receivables
The table below shows the ageing profile of overdue accounts receivable, based on gross value:

(€ million)	Overdue accounts gross value	Overdue by <1 month	Overdue by 1-3 months	Overdue by 3-6 months	Overdue by 6-12 months	Overdue by > 12 months
June 30, 2026	522	183	127	142	27	43
December 31, 2025	468	184	134	71	27	52